Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 16,116	$ 22,042
Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	1,300	1,300
Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 26	$ 33
Minimum [Member] | Mortgage loans held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.00%	0.50%
Discount rate	2.60%	1.10%
Loss severity	0.10%	0.10%
Prepayment rate	6.50%	6.30%
Minimum [Member] | Mortgage loans held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(56.30%)	(53.30%)
Maximum [Member] | Mortgage loans held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	7.10%	7.90%
Discount rate	7.30%	6.90%
Loss severity	41.40%	42.50%
Prepayment rate	15.90%	17.10%
Maximum [Member] | Mortgage loans held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(6.30%)	0.00%
Weighted Average [Member] | Mortgage loans held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	1.30%	1.90%
Discount rate	5.60%	5.10%
Loss severity	19.60%	26.90%
Prepayment rate	9.10%	10.00%
Weighted Average [Member] | Mortgage loans held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(42.70%)	(37.80%)
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 2,979	$ 3,662
Nonrecurring [Member] | Minimum [Member] | Discounted cash flow [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Discount rate	5.00%	4.70%
Nonrecurring [Member] | Minimum [Member] | Residential [Member] | Mortgage loans held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.10%	0.20%
Discount rate	1.50%	1.50%
Loss severity	0.70%	0.70%
Prepayment rate	5.40%	3.00%
Nonrecurring [Member] | Maximum [Member] | Discounted cash flow [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Discount rate	10.50%	9.30%
Nonrecurring [Member] | Maximum [Member] | Residential [Member] | Mortgage loans held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	4.10%	4.30%
Discount rate	8.50%	8.50%
Loss severity	52.90%	50.10%
Prepayment rate	100.00%	100.00%
Nonrecurring [Member] | Weighted Average [Member] | Discounted cash flow [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Discount rate	10.20%	7.30%
Nonrecurring [Member] | Weighted Average [Member] | Residential [Member] | Mortgage loans held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	1.70%	1.90%
Discount rate	3.80%	3.80%
Loss severity	2.20%	2.40%
Prepayment rate	50.60%	50.70%
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,333	$ 1,350
Total insignificant level 3 assets	185	199
Total assets recorded at fair value	1,640	1,769
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other Assets Nonmarketable Equity Investments, Fair Value Disclosure	122	220
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Residential [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,333	$ 1,350